Investments - Disclosure of interests in joint arrangements (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Associates And Joint Ventures [Line Items]
Investments accounted for using equity method	$ 61,238	$ 519
Joint ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Investments accounted for using equity method	$ 16,237	$ 518